Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Health care services	€ 15,418,069	€ 13,876,282	€ 14,114,399
Health care products	3,979,948	3,742,403	3,744,664
Revenue	19,398,017	17,618,685	17,859,063
Revenue from contracts with customers
Revenue
Health care services	14,966,580	13,479,438	13,810,589
Health care products	3,876,321	3,623,951	3,639,995
Revenue	18,842,901	17,103,389	17,450,584
Other revenue
Revenue
Health care services	451,489	396,844	303,810
Health care products	103,627	118,452	104,669
Revenue	€ 555,116	€ 515,296	€ 408,479